Annual Fund Operating Expenses - Kingsbarn Tactical Bond ETF - Kingsbarn Tactical Bond ETF Class	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.62%